Consolidated Cash Flow Statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss for the year	€ (183,130)	€ (2)
Adjusted for:
Share listing expenses	177,146
Equity settled share based payments	1,438
Fair value movement in warrants	521
Other non-cash expenses	667
Interest and similar expenses	8
Total Adjusted	(3,350)	(2)
Changes in working capital:
(Increase) in receivables	(2,204)
Increase in payables and accruals	1,374	1
Interest and similar expenses	(8)
Net cash used by operating activities	(4,188)	(1)
Cash flows from investing activities
Acquisition of Business	(1,150)
Purchase of intangible and other assets	(294)	(15)
Net cash used in investing activities	(1,444)	(15)
Cash flows from financing activities
Proceeds from issuance of shares	65,138	3
Transaction costs deducted from equity	(4,996)
Proceeds from warrants exercised	4,178
Shareholder loan (repayment) / proceeds	(14)	14
Net cash provided by financing activities	64,306	17
Net increase/(decrease) in cash and cash equivalents	58,674
Cash and cash equivalents at beginning of year
Effects of movements in exchange rates on cash held	(667)
Cash and cash equivalents at end of year	58,007
Non-cash investing activities:
Purchase of intellectual property included in trade and other payables	750
Reconciliation of liabilities arising from financing activities:
Balance at January 1,	14
Issuance of warrants in HL Acquisition	54,827
Issuance of warrants in Fusion Fuel reorganisation	13,507
Shareholder loan (repayment) / proceeds	(14)	14
Exercise of warrants in the year	(2,416)
Fair value movement	(12,986)
Balance at December 31,	€ 52,932	€ 14